Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 19, 2019
Registrant Name	North Capital Funds Trust
Entity Central Index Key	0001761511
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 19, 2019
Document Effective Date	Jun. 20, 2019
Prospectus Date	Jun. 20, 2019
North Capital Emerging Technology Fund | Institutional Class Shares
Prospectus:
Trading Symbol	NCTIX
North Capital Emerging Technology Fund | Investor Class Shares
Prospectus:
Trading Symbol	NCTEX
North Capital Treasury Money Market Fund | Institutional Class Shares
Prospectus:
Trading Symbol	NCGXX